INCOME TAXES (Schedule of Taxes on Income by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on income by jurisdiction
Domestic	$ 3,396	$ 8,830	$ 12,951
Foreign	(3,184)	(8,133)	(2,135)
Taxes on income	212	697	10,816
Domestic:
Current taxes	2,459	8,943	24,507
Deferred tax (benefit) expense	937	(113)	(11,556)
Total - Domestic	3,396	8,830	12,951
Foreign:
Current taxes	1,021	727	160
Deferred tax benefit	(4,205)	(8,860)	(2,295)
Total - Foreign	(3,184)	(8,133)	(2,135)
Total income tax expense	$ 212	$ 697	$ 10,816